SUMMARY OF MATERIAL ACCOUNTING POLICIES - Lease Term or Estimated Useful Lives of Assets (Detail)	12 Months Ended
Dec. 31, 2023
►Land use right | Bottom of range
Disclosure of detailed information about Right-of-use assets [Line Items]
Lease term or estimated useful lives of assets	2 years
►Land use right | Top of range
Disclosure of detailed information about Right-of-use assets [Line Items]
Lease term or estimated useful lives of assets	37 years
Buildings | Bottom of range
Disclosure of detailed information about Right-of-use assets [Line Items]
Lease term or estimated useful lives of assets	2 years
Buildings | Top of range
Disclosure of detailed information about Right-of-use assets [Line Items]
Lease term or estimated useful lives of assets	3 years
► Motor vehicles | Bottom of range
Disclosure of detailed information about Right-of-use assets [Line Items]
Lease term or estimated useful lives of assets	2 years
► Motor vehicles | Top of range
Disclosure of detailed information about Right-of-use assets [Line Items]
Lease term or estimated useful lives of assets	3 years
Office equipment | Bottom of range
Disclosure of detailed information about Right-of-use assets [Line Items]
Lease term or estimated useful lives of assets	3 years
Office equipment | Top of range
Disclosure of detailed information about Right-of-use assets [Line Items]
Lease term or estimated useful lives of assets	5 years